Touchstone Ultra Short Income ETF Expense Example - Touchstone Ultra Short Income ETF - Touchstone Ultra Short Income ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	120
Expense Example, with Redemption, 5 Years	223
Expense Example, with Redemption, 10 Years	$ 525